Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2022
Accounts receivable
Schedule of accounts receivable

	December 31,
	2022		2021		2020
Receivables	Ps.	1,278,510	Ps.	1,106,002	Ps.	854,402
Allowance for doubtful accounts (note 7 b.)		(12,400)		(20,332)		(20,759)
	Ps.	1,266,110	Ps.	1,085,670	Ps.	833,643

Schedule of percentage of principal customers among total accounts receivable

	December 31,
	2022	2021	2020
	%	%	%
Accounts receivable:
Aeroenlaces Nacionales, S. A. de C. V.	31.3	35.8	33.0
Concesionaria Vuela Compañía de Aviación, S.A.P.I. de C.V.	27.0	24.0	28.1
Aerolitoral, S. A. de C. V.	9.0	8.8	9.0
Aerovías de México, S. A. de C.V.	11.9	10.4	4.7

Schedule of percentage of revenue from principal customers

	Year ended December 31,
	2022	2021	2020
	%	%	%
Revenues by client:
Aerolitoral, S. A. de C. V.	6.9	8.1	10.5
Aeroenlaces Nacionales, S. A. de C. V.	27.6	28.5	21.0
ABC Aerolíneas, S. A. de C. V.	—	—	4.2
Concesionaria Vuela Compañía de Aviación, S. A. P. I. de C. V.	20.1	19.3	17.4
Aerovías de México, S. A. de C. V.	8.3	6.8	4.7

Schedule of changes in allowance for doubtful accounts

	December 31,
	2022		2021		2020

Beginning balance	Ps.	20,332	Ps.	20,759	Ps.	8,992
Increase		4,711		646		18,342
Cancellation		(12,643)		—		(5,542)
Write-off		—		(1,073)		(1,033)
Ending balance	Ps.	12,400	Ps.	20,332	Ps.	20,759

Schedule of aging of trade accounts receivable past due but not reserved

	Airports		Others		Total

Gross book value	Ps.	1,213,857	Ps.	52,253	Ps.	1,266,110
Collateral		1,419,109		29,363		1,448,472

Probability of default in range		0% - 100%		0% - 100%
Loss due to default range		0% - 100%		0% - 100%
Beginning balance of impairment of account receivable	Ps.	16,894	Ps.	3,438	Ps.	20,332
Increase in the provision		4,195		516		4,711
Write-off		(9,084)		(3,559)		(12,643)
Ending balance	Ps.	12,005	Ps.	395	Ps.	12,400